Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of information about share-based compensation expense
The first quarter information is presented below:

	Three Months Ended March 31,
Share-based Compensation Expense	2016	2015
Stock options	$0.5	$1.2
Restricted stock	0.8	2.1
Restricted stock units issued to Directors	0.3	0.3
Performance shares	0.4	0.6
Total share-based compensation expense	$2.0	$4.2

Share-based compensation expense for the years ended December 31, 2015, 2014 and 2013, is presented below:

Share-based Compensation Expense	2015	2014	2013
Stock options	$1.7	$1.7	$1.5
Restricted stock	3.2	3.2	2.9
Restricted stock units issued to Directors	0.9	1.1	1.0
Performance shares	1.9	2.9	4.1
Pre-tax share-based compensation expense	$7.7	$8.9	$9.5

Schedule of weighted-average assumptions used in Black-Scholes option calculation
The following weighted-average assumptions are used in the Black-Scholes option pricing model to estimate the fair value of granted options as of the grant date:

	2015	2014	2013
Expected volatility	67.6% – 75.9%	58.3% – 68.2%	57.8% – 68.8%
Weighted-average volatility	69.4%	62.6%	65.2%
Expected term (in years)	3.1 – 6.6	3.0 – 6.5	2.9 – 6.4
Risk-free interest rate	1.0% – 1.7%	0.9% – 2.3%	0.4% – 1.1%
Dividend yield	—%	—%	—%
Weighted-average grant-date fair value per share of granted options	$2.36	$3.50	$2.44

Schedule of stock options activity
Option activity for the year ended December 31, 2015, is presented below:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	2,696,595	$11.16
Granted	906,700	4.08
Exercised	(2,733)	4.59
Forfeited and expired	(296,570)	10.81
Outstanding at December 31, 2015	3,303,992	9.26	4.6	$—

Exercisable at December 31, 2015	1,959,959	12.33	3.3	—

Unvested at December 31, 2015	1,344,033	4.77	6.5	—

Unvested at December 31, 2015 expected to vest	1,276,831	4.77	6.5	—

Schedule of nonvested restricted stock units activity
Non-vested restricted stock awards activity for the year ended December 31, 2015, is presented below:

Restricted Stock Awards	Restricted Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2014	502,413	$5.97
Granted	886,060	4.06
Vested/restrictions lapsed	(719,955)	4.90
Canceled	(69,203)	5.06
Outstanding at December 31, 2015	599,315	4.54

Schedule of weighted-average assumptions used in Monte Carlo simulation
The following weighted-average assumptions are used in a Monte Carlo simulation model to estimate the fair value of performance shares granted:

	2015	2014	2013
Company expected volatility	56.4%	59.1%	59.2%
S&P’s MidCap 400 index expected volatility	27.0%	32.4%	34.7%
Risk-free interest rate	0.9%	0.9%	0.4%
Dividend yield	—%	—%	—%
Weighted-average grant-date fair value per performance share granted	$3.09	$6.40	$4.68

Schedule of nonvested performance-based units activity
Non-vested performance share awards activity for the year ended December 31, 2015, is presented below:

Performance Share Awards	Performance Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2014	978,952	$5.56
Granted	890,700	3.09
Earned	—	—
Expired or forfeited	(865,358)	4.36
Outstanding at December 31, 2015	1,004,294	4.40